ORGANIZATION (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 19, 2016	Jan. 20, 2016 CNY (¥)	Nov. 16, 2015 CNY (¥)	Nov. 16, 2015 USD ($)	Sep. 30, 2010	Sep. 23, 2005	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Organization
Capital injection from a PRC company wholly owned by the Founders								¥ 1,292,000
Exclusive Option Agreements
Organization
Variable interest entity agreement term							10 years
Variable interest entity renewed additional term							10 years
Beijing Jingtian | Exclusive Business Cooperation Agreements
Organization
Service fees charged on percentage of net income							100.00%
Beijing Blue IT | Loan Agreements
Organization
Capital injection from a PRC company wholly owned by the Founders							¥ 10,000,000
Variable interest entity agreement term							10 years
Variable interest entity renewed additional term							10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity							¥ 8,500,000
ChinaCache Beijing
Organization
Percentage of ownership							100.00%
ChinaCache Beijing | Exclusive Business Cooperation Agreements
Organization
Variable interest entity agreement term							10 years
Variable interest entity renewed additional term							10 years
ChinaCache Beijing | Beijing Jingtian | Loan Agreements
Organization
Variable interest entity agreement term							10 years
ChinaCache Beijing | Beijing Blue IT | Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement
Organization
Variable interest entity agreement term						5 years
Variable interest entity renewed additional term					5 years		5 years
Number of agreements with VIEs							3
ChinaCache North America, Inc.
Organization
Percentage of ownership							100.00%
JNet Holdings Limited ("JNet Holdings")
Organization
Percentage of ownership							100.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")
Organization
Percentage of ownership							100.00%
Xin Run
Organization
Percentage of ownership							99.00%
Percentage of ownership, before transfer								99.00%
Xin Run | Tianjin Shuishan Technology Co., Ltd
Organization
Capital injection from a PRC company wholly owned by the Founders			¥ 1,292,000	$ 202
Metasequoia Investment Inc. ("Metasequoia")
Organization
Percentage of ownership							100.00%
ChinaCache Ireland Limited ("ChinaCache IE")
Organization
Percentage of ownership							100.00%
Beijing Shou Ming
Organization
Percentage of ownership							99.00%
Percentage of ownership, before transfer								99.00%
Beijing Shuo Ge
Organization
Percentage of ownership							99.00%
Percentage of ownership, before transfer								99.00%
Beijing Zhao Du
Organization
Percentage of ownership, before transfer								99.00%
ChinaCache Networks Limited ("ChinaCache UK")
Organization
Percentage of ownership							100.00%
ChinaCache Assets LLC ("CCAL")
Organization
Percentage of ownership							100.00%
ChinaCache Holdings | Beijing Blue IT | Loan Agreements
Organization
Variable interest entity agreement term	10 years	10 years
Interest-free loan facility		¥ 10,000,000